NET LOSS PER SHARE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Dilutive effect of restricted stock awards	$ 0	$ 0	$ 0	$ 0
Weighted-average common shares outstanding, diluted	39,890,698	27,165,696	35,835,477	27,165,696